Derivatives - Summary of Cash Flows are Expected to Occur (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of future net cash flow [Line Items]
Cash inflows	€ 10,201	€ 7,197
Cash outflows	4	4
Net cash flows	10,197	7,193
Not later than 1 year [member]
Disclosure of future net cash flow [Line Items]
Cash inflows	535	268
Cash outflows	0	0
Net cash flows	535	267
1-5 years [member]
Disclosure of future net cash flow [Line Items]
Cash inflows	2,158	761
Cash outflows	4	4
Net cash flows	2,154	757
Over 5 through 10 years [member]
Disclosure of future net cash flow [Line Items]
Cash inflows	1,640	767
Cash outflows	0	0
Net cash flows	1,640	767
Over 10 years [member]
Disclosure of future net cash flow [Line Items]
Cash inflows	5,868	5,402
Cash outflows	0	0
Net cash flows	€ 5,868	€ 5,402